Debentures (Detail)	12 Months Ended
Dec. 31, 2012
9.2% debentures due 2021
Debt Instrument [Line Items]
Origination Date	1991-03
7.875% debentures due 2023
Debt Instrument [Line Items]
Origination Date	1993-05
8.375% sinking fund debentures due 2016
Debt Instrument [Line Items]
Origination Date	1986-04
Early Redemption	April 2006
First Payment | 9.2% debentures due 2021
Debt Instrument [Line Items]
Interest Payable	--03-15
First Payment | 7.875% debentures due 2023
Debt Instrument [Line Items]
Interest Payable	--02-15
First Payment | 8.375% sinking fund debentures due 2016
Debt Instrument [Line Items]
Interest Payable	--04-15
Second Payment | 9.2% debentures due 2021
Debt Instrument [Line Items]
Interest Payable	--09-15
Second Payment | 7.875% debentures due 2023
Debt Instrument [Line Items]
Interest Payable	--08-15
Second Payment | 8.375% sinking fund debentures due 2016
Debt Instrument [Line Items]
Interest Payable	--10-15